Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2022
Document Effective Date	Jan. 28, 2022
Prospectus Date	Jan. 28, 2022
Virtus Duff & Phelps Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	PGUAX
Virtus Duff & Phelps Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	PGUCX
Virtus Duff & Phelps Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	PGIUX
Virtus Duff & Phelps Global Infrastructure Fund | Class R6
Prospectus:
Trading Symbol	VGIRX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	VGSAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6
Prospectus:
Trading Symbol	VRGEX
Virtus Duff & Phelps International Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	PXRAX
Virtus Duff & Phelps International Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	PXRCX
Virtus Duff & Phelps International Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	PXRIX
Virtus Duff & Phelps Real Asset Fund | Class A
Prospectus:
Trading Symbol	PDPAX
Virtus Duff & Phelps Real Asset Fund | Class C
Prospectus:
Trading Symbol	PDPCX
Virtus Duff & Phelps Real Asset Fund | Class I
Prospectus:
Trading Symbol	VADIX
Virtus Duff & Phelps Real Asset Fund | Class R6
Prospectus:
Trading Symbol	VAABX
Virtus Duff & Phelps Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	PHRAX
Virtus Duff & Phelps Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	PHRCX
Virtus Duff & Phelps Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	PHRIX
Virtus Duff & Phelps Real Estate Securities Fund | Class R6
Prospectus:
Trading Symbol	VRREX
Virtus KAR Developing Markets Fund | Class C
Prospectus:
Trading Symbol	VDMCX
Virtus KAR Developing Markets Fund | Class I
Prospectus:
Trading Symbol	VIDMX
Virtus KAR Developing Markets Fund | Class R6
Prospectus:
Trading Symbol	VDMRX
Virtus KAR Developing Markets Fund | Class A
Prospectus:
Trading Symbol	VDMAX
Virtus KAR Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	VAESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C
Prospectus:
Trading Symbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I
Prospectus:
Trading Symbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	VRESX
Virtus KAR International Small-Mid Cap Fund | Class A
Prospectus:
Trading Symbol	VISAX
Virtus KAR International Small-Mid Cap Fund | Class C
Prospectus:
Trading Symbol	VCISX
Virtus KAR International Small-Mid Cap Fund | Class I
Prospectus:
Trading Symbol	VIISX
Virtus KAR International Small-Mid Cap Fund | Class R6
Prospectus:
Trading Symbol	VRISX
Virtus Newfleet Core Plus Bond Fund | CLASS A
Prospectus:
Trading Symbol	SAVAX
Virtus Newfleet Core Plus Bond Fund | CLASS C
Prospectus:
Trading Symbol	SAVCX
Virtus Newfleet Core Plus Bond Fund | CLASS I
Prospectus:
Trading Symbol	SAVYX
Virtus Newfleet Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	VBFRX
Virtus Newfleet High Yield Fund | Class C
Prospectus:
Trading Symbol	PGHCX
Virtus Newfleet High Yield Fund | Class A
Prospectus:
Trading Symbol	PHCHX
Virtus Newfleet High Yield Fund | Class I
Prospectus:
Trading Symbol	PHCIX
Virtus Newfleet High Yield Fund | Class R6
Prospectus:
Trading Symbol	VRHYX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class A
Prospectus:
Trading Symbol	HIMZX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class C
Prospectus:
Trading Symbol	PCMZX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class I
Prospectus:
Trading Symbol	HIBIX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	VLDRX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class A
Prospectus:
Trading Symbol	NAMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class C
Prospectus:
Trading Symbol	NCMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class I
Prospectus:
Trading Symbol	VMFIX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6
Prospectus:
Trading Symbol	VMFRX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	NARAX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C
Prospectus:
Trading Symbol	PSTCX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C1
Prospectus:
Trading Symbol	PMSTX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I
Prospectus:
Trading Symbol	PIMSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	VMSSX
Virtus Newfleet Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	PSFRX
Virtus Newfleet Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	PFSRX
Virtus Newfleet Senior Floating Rate Fund | Class I
Prospectus:
Trading Symbol	PSFIX
Virtus Newfleet Senior Floating Rate Fund | Class R6
Prospectus:
Trading Symbol	VRSFX
Virtus Newfleet Tax-Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	HXBIX
Virtus Newfleet Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	HXBZX
Virtus Newfleet Tax-Exempt Bond Fund | Class C
Prospectus:
Trading Symbol	PXCZX
Virtus Vontobel Emerging Markets Opportunities Fund | Class A
Prospectus:
Trading Symbol	HEMZX
Virtus Vontobel Emerging Markets Opportunities Fund | Class C
Prospectus:
Trading Symbol	PICEX
Virtus Vontobel Emerging Markets Opportunities Fund | Class I
Prospectus:
Trading Symbol	HIEMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VREMX
Virtus Vontobel Foreign Opportunities Fund | Class A
Prospectus:
Trading Symbol	JVIAX
Virtus Vontobel Foreign Opportunities Fund | Class C
Prospectus:
Trading Symbol	JVICX
Virtus Vontobel Foreign Opportunities Fund | Class I
Prospectus:
Trading Symbol	JVXIX
Virtus Vontobel Foreign Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VFOPX
Virtus Vontobel Global Opportunities Fund | Class A
Prospectus:
Trading Symbol	NWWOX
Virtus Vontobel Global Opportunities Fund | Class C
Prospectus:
Trading Symbol	WWOCX
Virtus Vontobel Global Opportunities Fund | Class I
Prospectus:
Trading Symbol	WWOIX
Virtus Vontobel Global Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VRGOX
Virtus Vontobel Greater European Opportunities Fund | Class A
Prospectus:
Trading Symbol	VGEAX
Virtus Vontobel Greater European Opportunities Fund | Class C
Prospectus:
Trading Symbol	VGECX
Virtus Vontobel Greater European Opportunities Fund | Class I
Prospectus:
Trading Symbol	VGEIX
Virtus FORT Trend Fund | Class A
Prospectus:
Trading Symbol	VAPAX
Virtus FORT Trend Fund | Class C
Prospectus:
Trading Symbol	VAPCX
Virtus FORT Trend Fund | Class I
Prospectus:
Trading Symbol	VAPIX
Virtus FORT Trend Fund | Class R6
Prospectus:
Trading Symbol	VRPAX